Cover	6 Months Ended
Apr. 30, 2023
Document Information [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Document Period End Date	Apr. 30, 2023
Entity Information [Line Items]
Entity Registrant Name	KKR Income Opportunities Fund
Entity Central Index Key	0001515940